INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Schedule of inventory
	December 31,	December 31,
	2022	2021
Component parts	$68,643	$-
Finished goods	146,850	39,461
Inventory	$215,493	$39,461